Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of financial instruments

NOTE 12 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying value amounts of many of Navios Partners' financial instruments, including accounts receivable and accounts payable approximate their fair value due primarily to the short-term maturity of the related instruments.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Restricted Cash: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Amounts due from related parties, short-term: The carrying amount of due from related parties, short-term reported in the Consolidated Balance Sheets approximates its fair value due to the short-term nature of these receivables.

Amounts due from related parties, long-term: The carrying amount of due from related parties long-term reported in the balance sheet approximates its fair value due to the long-term nature of these receivables.

Notes receivable, net of current portion: The carrying amount of the fixed rate notes receivable approximates its fair value.

Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Long-term borrowings, including current portion, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate loans and financial liabilities continues to approximate its fair value, excluding the effect of any deferred finance costs.

The estimated fair values of the Navios Partners' financial instruments are as follows:

	December 31, 2021		December 31, 2020
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$159,467	$159,467	$19,303	$19,303
Restricted cash	$9,979	$9,979	$11,425	$11,425
Amounts due from related parties, short-term	$—	$—	$5,000	$5,000
Amounts due from related parties, long-term	$35,245	$35,245	$—	$—
Amounts due to related parties, short-term	$(64,204)	$(64,204)	$(35,979)	$(35,979)
Notes receivable, net of current portion	$—	$—	$8,013	$8,013
Long-term borrowings, including current portion, net	$(1,361,709)	$(1,374,445)	$(486,857)	$(491,169)

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2021 and December 31, 2020.

	Fair Value Measurements as at December 31, 2021
	Total	Level I	Level II	Level III
Cash and cash equivalents	$159,467	$159,467	$—	$—
Restricted cash	$9,979	$9,979	$—	$—
Amounts due from related parties, long-term	$35,245	$—	$35,245	$—
Amounts due to related parties, short-term	$(64,204)	$—	$(64,204)	$—
Long-term borrowings, net (1)	$(1,374,445)	$—	$(1,374,445)	$—

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Cash and cash equivalents	$19,303	$19,303	$—	$—
Restricted cash	$11,425	$11,425	$—	$—
Amounts due from related parties, short-term	$5,000	$—	$5,000	$—
Notes receivable, net of current portion(2)	$8,013	$—	$8,013	$—
Amounts due to related parties, long-term	$(35,979)	$—	$(35,979)	$—
Long-term borrowings, net(1)	$(491,169)	$—	$(491,169)	$—

(1)  The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account its creditworthiness.

(2)  The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.

As of December 31, 2021, there were no assets measured at fair value on a non-recurring basis.

As of December 31, 2020, the Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as at December 31, 2020
	Total	Level I	Level II	Level III
Vessels, net	$62,789	$13,428	$49,361	$—